Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 4,246	$ 3,941	$ 3,573	$ 8,187	$ 7,344
Interest expense		1,158	809	826	1,967	1,758
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,639	3,376	3,098	7,015	6,354
Interest expense		1,003	703	703	1,706	1,517
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		119	84	83	203	181
Other [member]
Analysis Of Income And Expense [line items]
Interest income		488	481	392	969	809
Interest expense		$ 155	$ 106	$ 123	$ 261	$ 241

[1]	Interest income included $3.8 billion for the quarter ended April 30, 2022 (January 31, 2022: $3.5 billion; April 30, 2021: $3.2 billion) and $7.2 billion for the six months ended April 30, 2022 (April 30, 2021: $6.5 billion) calculated based on the effective interest rate method.